Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Total Return Government Bond Fund
Entity Central Index Key	0000946868
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000024616
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Government Bond Fund
Class Name	Institutional Shares
Trading Symbol	FTRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Total Return Government Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Government Bond Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income by investing in a portfolio consisting primarily of U.S. Treasury securities, U.S. government agency securities (including mortgage-backed securities issued by U.S. government agencies or instrumentalities) and related derivative contracts.

Top Contributor to Performance

  Sector allocation proved beneficial to relative Fund performance, attributable to holdings of government-issued residential and commercial mortgage-backed securities.

  The Fund used derivatives as a tool to assist in managing Fund duration and yield curve exposure. The principal derivatives the Fund used for these purposes were U.S. Treasury futures contracts. For the reporting period, the use of futures contracts positively contributed to Fund performance relative to the Index.

Top Detractors from Performance

  Security selection and interest rate strategy detracted from relative Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Government Bond Index
2/29/2016	$10,000	$10,000	$10,000
2/28/2017	$9,936	$10,142	$9,885
2/28/2018	$9,934	$10,193	$9,834
2/28/2019	$10,255	$10,516	$10,150
2/29/2020	$11,392	$11,744	$11,373
2/28/2021	$11,484	$11,907	$11,368
2/28/2022	$11,178	$11,592	$11,127
2/28/2023	$10,086	$10,465	$10,020
2/29/2024	$10,271	$10,813	$10,255
2/28/2025	$10,805	$11,441	$10,763
2/28/2026	$11,426	$12,158	$11,336

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	5.75%	(0.10)%	1.34%
Bloomberg US Aggregate Bond Index	6.26%	0.42%	1.97%
Bloomberg US Government Bond Index	5.32%	(0.06)%	1.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 189,965,707
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 83,289
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$189,965,707 Number of Investments100 Portfolio Turnover37% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)35% Total Advisory Fees Paid$83,289
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Cash Equivalents	2.2%
U.S. Government Agency Securities	3.2%
U.S. Government Agency Commercial Mortgage-Backed Securities	5.1%
U.S. Government Agency Mortgage-Backed Securities	39.2%
U.S. Treasury securities	49.6%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 3, 2026, Todd Abraham, CFA, will retire and no longer serve as a portfolio manager of the Fund. The other members of the management team will continue to manage the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000170835
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Government Bond Fund
Class Name	Class R6 Shares
Trading Symbol	FTGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Total Return Government Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Government Bond Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income by investing in a portfolio consisting primarily of U.S. Treasury securities, U.S. government agency securities (including mortgage-backed securities issued by U.S. government agencies or instrumentalities) and related derivative contracts.

Top Contributor to Performance

  Sector allocation proved beneficial to relative Fund performance, attributable to holdings of government-issued residential and commercial mortgage-backed securities.

  The Fund used derivatives as a tool to assist in managing Fund duration and yield curve exposure. The principal derivatives the Fund used for these purposes were U.S. Treasury futures contracts. For the reporting period, the use of futures contracts positively contributed to Fund performance relative to the Index.

Top Detractors from Performance

  Security selection and interest rate strategy detracted from relative Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class R6 Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Government Bond Index
2/29/2016	$10,000	$10,000	$10,000
2/28/2017	$9,930	$10,142	$9,885
2/28/2018	$9,930	$10,193	$9,834
2/28/2019	$10,252	$10,516	$10,150
2/29/2020	$11,390	$11,744	$11,373
2/28/2021	$11,483	$11,907	$11,368
2/28/2022	$11,177	$11,592	$11,127
2/28/2023	$10,086	$10,465	$10,020
2/29/2024	$10,262	$10,813	$10,255
2/28/2025	$10,808	$11,441	$10,763
2/28/2026	$11,430	$12,158	$11,336

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Referencea	5.76%	(0.09)%	1.35%
Bloomberg US Aggregate Bond Index	6.26%	0.42%	1.97%
Bloomberg US Government Bond Index	5.32%	(0.06)%	1.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 189,965,707
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 83,289
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$189,965,707 Number of Investments100 Portfolio Turnover37% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)35% Total Advisory Fees Paid$83,289
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Cash Equivalents	2.2%
U.S. Government Agency Securities	3.2%
U.S. Government Agency Commercial Mortgage-Backed Securities	5.1%
U.S. Government Agency Mortgage-Backed Securities	39.2%
U.S. Treasury securities	49.6%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 3, 2026, Todd Abraham, CFA, will retire and no longer serve as a portfolio manager of the Fund. The other members of the management team will continue to manage the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024617
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Government Bond Fund
Class Name	Service Shares
Trading Symbol	FTGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Total Return Government Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Government Bond Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income by investing in a portfolio consisting primarily of U.S. Treasury securities, U.S. government agency securities (including mortgage-backed securities issued by U.S. government agencies or instrumentalities) and related derivative contracts.

Top Contributor to Performance

  Sector allocation proved beneficial to relative Fund performance, attributable to holdings of government-issued residential and commercial mortgage-backed securities.

  The Fund used derivatives as a tool to assist in managing Fund duration and yield curve exposure. The principal derivatives the Fund used for these purposes were U.S. Treasury futures contracts. For the reporting period, the use of futures contracts positively contributed to Fund performance relative to the Index.

Top Detractors from Performance

  Security selection and interest rate strategy detracted from relative Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Service Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Government Bond Index
2/29/2016	$10,000	$10,000	$10,000
2/28/2017	$9,902	$10,142	$9,885
2/28/2018	$9,867	$10,193	$9,834
2/28/2019	$10,151	$10,516	$10,150
2/29/2020	$11,239	$11,744	$11,373
2/28/2021	$11,291	$11,907	$11,368
2/28/2022	$10,953	$11,592	$11,127
2/28/2023	$9,849	$10,465	$10,020
2/29/2024	$9,986	$10,813	$10,255
2/28/2025	$10,480	$11,441	$10,763
2/28/2026	$11,045	$12,158	$11,336

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Service Shares	5.39%	(0.44)%	1.00%
Bloomberg US Aggregate Bond Index	6.26%	0.42%	1.97%
Bloomberg US Government Bond Index	5.32%	(0.06)%	1.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 189,965,707
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 83,289
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$189,965,707 Number of Investments100 Portfolio Turnover37% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)35% Total Advisory Fees Paid$83,289
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Cash Equivalents	2.2%
U.S. Government Agency Securities	3.2%
U.S. Government Agency Commercial Mortgage-Backed Securities	5.1%
U.S. Government Agency Mortgage-Backed Securities	39.2%
U.S. Treasury securities	49.6%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 3, 2026, Todd Abraham, CFA, will retire and no longer serve as a portfolio manager of the Fund. The other members of the management team will continue to manage the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation